PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Prepaid expenses
Deferred loan cost	$ 196,250	$ 0
Rent	5,262	3,962
Directors & officers insurance	77,645	0
Professional fees	30,000	52,739
Other vendors	68,750	32,540
Other current assets
Earnest money deposits, net	634,288	0
Prepaid expenses and other current assets	$ 1,012,195	$ 89,241	$ 0